THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 02/13/2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 02/2009.

                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2007
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        6/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:  $      157,067
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALLIANCE DATA SYSTEMS CORP COM            018581108   111510  1487000 SH       SOLE              0 1487000      0    0
ALLIANCE DATA SYSTEMS CORP COM            018581958    45556   607500 SH  PUT  SOLE              0  607500      0    0